GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
General And Administrative Expense [Line Items]
General and administrative expenses	$ 32,365	$ 25,375	$ 11,481
Payroll and related expenses
General And Administrative Expense [Line Items]
General and administrative expenses	11,974	11,159	4,903
Share-based payments
General And Administrative Expense [Line Items]
General and administrative expenses	5,732	1,855	1,415
Professional services
General And Administrative Expense [Line Items]
General and administrative expenses	11,040	9,132	3,479
Medical affairs
General And Administrative Expense [Line Items]
General and administrative expenses	1,600	1,052	299
Office related expenses
General And Administrative Expense [Line Items]
General and administrative expenses	1,438	1,168	585
Other
General And Administrative Expense [Line Items]
General and administrative expenses	$ 581	$ 1,009	$ 800